Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INDEX TRUST, INC.
Entity Central Index Key	0000858581
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000222751
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	Investor Class
Trading Symbol	TLDTX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Limited Duration TIPS Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - Investor Class	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  The fund’s slightly long average duration position contributed in aggregate to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index. Holding a long duration position helped in the second quarter of 2024 and the first quarter of 2025 as yields declined, though this was offset somewhat in early October when yields jumped sharply higher. Positioning for a steepening of the two-year/10-year portion of the yield curve also added value as shorter-maturity Treasury yields fell more during the period than 10-year yields.

  Allocations to options on Treasury futures, which we use to help with interest rate management, detracted versus the style-specific index. Security selection within the TIPS sector also modestly hampered performance.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary tariff policies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
11/2/20	10,000	10,000	10,000
11/30/20	10,050	10,090	10,058
2/28/21	10,230	9,887	10,234
5/31/21	10,450	9,873	10,462
8/31/21	10,580	10,034	10,611
11/30/21	10,630	9,974	10,685
2/28/22	10,686	9,625	10,763
5/31/22	10,561	9,061	10,687
8/31/22	10,374	8,879	10,541
11/30/22	10,162	8,693	10,335
2/28/23	10,140	8,690	10,313
5/31/23	10,228	8,867	10,468
8/31/23	10,217	8,773	10,492
11/30/23	10,327	8,796	10,621
2/29/24	10,457	8,979	10,758
5/31/24	10,601	8,983	10,907
8/31/24	10,840	9,413	11,164
11/30/24	10,925	9,401	11,262
2/28/25	11,157	9,500	11,494
5/31/25	11,315	9,473	11,667

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/2/20
U.S. Limited Duration TIPS Index Fund (Investor Class)	6.73%	2.74%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.18
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	6.97	3.43

Performance Inception Date	Nov. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,028,981,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 851,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,028,981 Number of Portfolio Holdings18
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Short-Term and Other	0.3

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.7%

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to U.S. Limited Duration TIPS Index Fund. Effective August 1, 2025, the fund will seek to provide total returns that match or incrementally exceed the total returns of the Bloomberg U.S. 1-5 Year Treasury TIPS Index. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to U.S. Limited Duration TIPS Index Fund. Effective August 1, 2025, the fund will seek to provide total returns that match or incrementally exceed the total returns of the Bloomberg U.S. 1-5 Year Treasury TIPS Index. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000222752
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	I Class
Trading Symbol	TLDUX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Limited Duration TIPS Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - I Class	$11	0.11%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  The fund’s slightly long average duration position contributed in aggregate to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index. Holding a long duration position helped in the second quarter of 2024 and the first quarter of 2025 as yields declined, though this was offset somewhat in early October when yields jumped sharply higher. Positioning for a steepening of the two-year/10-year portion of the yield curve also added value as shorter-maturity Treasury yields fell more during the period than 10-year yields.

  Allocations to options on Treasury futures, which we use to help with interest rate management, detracted versus the style-specific index. Security selection within the TIPS sector also modestly hampered performance.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary tariff policies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
11/2/20	500,000	500,000	500,000
11/30/20	502,500	504,514	502,922
2/28/21	511,500	494,344	511,705
5/31/21	522,500	493,635	523,106
8/31/21	529,500	501,705	530,567
11/30/21	532,000	498,695	534,231
2/28/22	535,127	481,272	538,143
5/31/22	528,360	453,048	534,346
8/31/22	520,031	443,929	527,034
11/30/22	509,100	434,665	516,749
2/28/23	507,992	434,484	515,646
5/31/23	512,423	443,340	523,413
8/31/23	512,423	438,631	524,620
11/30/23	517,527	439,793	531,054
2/29/24	524,732	448,940	537,913
5/31/24	532,027	449,128	545,350
8/31/24	544,058	470,637	558,196
11/30/24	548,446	470,029	563,082
2/28/25	560,239	475,015	574,683
5/31/25	568,297	473,646	583,366

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/2/20
U.S. Limited Duration TIPS Index Fund (I Class)	6.82%	2.84%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.18
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	6.97	3.43

Performance Inception Date	Nov. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,028,981,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 851,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,028,981 Number of Portfolio Holdings18
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Short-Term and Other	0.3

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.7%

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to U.S. Limited Duration TIPS Index Fund. Effective August 1, 2025, the fund will seek to provide total returns that match or incrementally exceed the total returns of the Bloomberg U.S. 1-5 Year Treasury TIPS Index. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to U.S. Limited Duration TIPS Index Fund. Effective August 1, 2025, the fund will seek to provide total returns that match or incrementally exceed the total returns of the Bloomberg U.S. 1-5 Year Treasury TIPS Index. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless
C000222750
Shareholder Report [Line Items]
Fund Name	U.S. Limited Duration TIPS Index Fund
Class Name	Z Class
Trading Symbol	TLDZX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about U.S. Limited Duration TIPS Index Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Limited Duration TIPS Index Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. Treasury inflation protected securities (TIPS) generated positive performance for the 12-month reporting period as shorter-maturity break-even spreads widened and TIPS benefited from principal adjustments for inflation. Although price increases moderated during the period, inflation remained above the Federal Reserve’s 2% target.

  The fund’s slightly long average duration position contributed in aggregate to performance versus the style-specific Bloomberg U.S. 1–5 Year Treasury TIPS Index. Holding a long duration position helped in the second quarter of 2024 and the first quarter of 2025 as yields declined, though this was offset somewhat in early October when yields jumped sharply higher. Positioning for a steepening of the two-year/10-year portion of the yield curve also added value as shorter-maturity Treasury yields fell more during the period than 10-year yields.

  Allocations to options on Treasury futures, which we use to help with interest rate management, detracted versus the style-specific index. Security selection within the TIPS sector also modestly hampered performance.

  The fund seeks income by investing in inflation-linked securities and aims to closely track the investment returns of its style-specific benchmark. At period-end, our non-TIPS allocations were very low as the risk/reward trade-off of credit sectors appeared to be unappealing at this point in the economic cycle, while TIPS looked attractive amid potentially inflationary tariff policies.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Z Class	Regulatory Benchmark	Strategy Benchmark
11/2/20	10,000	10,000	10,000
11/30/20	10,050	10,090	10,058
2/28/21	10,230	9,887	10,234
5/31/21	10,460	9,873	10,462
8/31/21	10,600	10,034	10,611
11/30/21	10,660	9,974	10,685
2/28/22	10,722	9,625	10,763
5/31/22	10,597	9,061	10,687
8/31/22	10,420	8,879	10,541
11/30/22	10,203	8,693	10,335
2/28/23	10,191	8,690	10,313
5/31/23	10,280	8,867	10,468
8/31/23	10,280	8,773	10,492
11/30/23	10,391	8,796	10,621
2/29/24	10,539	8,979	10,758
5/31/24	10,686	8,983	10,907
8/31/24	10,940	9,413	11,164
11/30/24	11,020	9,401	11,262
2/28/25	11,260	9,500	11,494
5/31/25	11,425	9,473	11,667

Average Annual Return [Table Text Block]
	1 Year	Since Inception 11/2/20
U.S. Limited Duration TIPS Index Fund (Z Class)	6.91%	2.95%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-1.18
Bloomberg U.S. 1-5 Year Treasury TIPS Index (Strategy Benchmark)	6.97	3.43

Performance Inception Date	Nov. 02, 2020
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 2,028,981,000
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 851,000
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$2,028,981 Number of Portfolio Holdings18
Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.7%
Short-Term and Other	0.3

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	99.7%

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to U.S. Limited Duration TIPS Index Fund. Effective August 1, 2025, the fund will seek to provide total returns that match or incrementally exceed the total returns of the Bloomberg U.S. 1-5 Year Treasury TIPS Index. The fund’s August 1, 2025 prospectus contains more information.

Material Fund Change Objectives [Text Block]

This is a summary of certain material changes to U.S. Limited Duration TIPS Index Fund. Effective August 1, 2025, the fund will seek to provide total returns that match or incrementally exceed the total returns of the Bloomberg U.S. 1-5 Year Treasury TIPS Index. The fund’s August 1, 2025 prospectus contains more information.

Summary of Change Legend [Text Block]

How has the fund changed?

Updated Prospectus Web Address	www.troweprice.com/paperless